COMMITMENTS AND CONTINGENCIES (Details Narrative)												1 Months Ended				3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 02, 2025 USD ($)	May 16, 2025 shares	Feb. 25, 2025 USD ($) shares	Dec. 04, 2024 USD ($) shares	Oct. 31, 2024 USD ($) shares	Sep. 09, 2024 shares	Aug. 21, 2024 USD ($) shares	Oct. 23, 2023 USD ($)	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 06, 2023 USD ($) $ / shares shares	Aug. 04, 2022 USD ($) Integer $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) shares	Oct. 02, 2023 USD ($) shares	Nov. 30, 2021 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 shares	Mar. 31, 2025 shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) Integer $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 14, 2024 shares	Aug. 31, 2024 USD ($)	Nov. 14, 2022 USD ($)
Loss Contingencies [Line Items]
Operating lease description															the Company entered into a leasing arrangement with a third party for an aircraft to be used in the Company’s operations. The lease term is for 60 months, expiring November 2026, and requires monthly lease payments. At any time during the lease term, the Company has the option to purchase the aircraft from the lessor at the aircraft’s fair market value at that time.
Liquidity reserve												$ 689,750				$ 689,750						$ 689,750		$ 689,750	$ 689,750
Operating lease expense																						$ 969,188	$ 1,022,325	$ 1,357,520	1,192,184
Weighted average remaining lease term												1 year 9 months 18 days				1 year 1 month 6 days						1 year 1 month 6 days		1 year 9 months 18 days
Weighted average discount rate												3.00%				3.00%						3.00%		3.00%
Number of shares issued, value																				$ 617,279	$ 1,110,000			$ 11,850,006	$ 1,512,260
Deposits					$ 4,100,000
Non refundable stock fee shares | shares						10,939
Stock based compensation																						$ 625,000
Number of shares issued | shares																										20,000
Common stock, par value | $ / shares									$ 0.0001			$ 0.0001				$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Prepayment fee										$ 625,000
Volume weighted average price | $ / shares										$ 1,350.00
Gross proceeds																							1,727,279	$ 11,850,006	$ 2,829,395
Series A-1 preferred shares issued | shares												0				0						0		0	0
Series A-1 preferred shares outstanding | shares												0				0						0		0	0
Stock based compensation																$ 175,586			$ 1,313,358			$ 1,489,654	$ 3,714,404	$ 4,287,236	$ 6,645,891
Series B Preferred Stock [Member]
Loss Contingencies [Line Items]
Non refundable stock fee shares | shares												400	400
Number of shares issued | shares												400	400											400
Series A-1 preferred shares issued | shares												250				989						989		250	0
Series A-1 preferred shares outstanding | shares												250				989						989		250	0
Series A Preferred Stock [Member]
Loss Contingencies [Line Items]
Preferred stock dividends													$ 87,740
Series A-1 preferred shares issued | shares												0				0						0		0
Series A-1 preferred shares outstanding | shares												0				0						0		0
Series A-1 Preferred Shares [Member]
Loss Contingencies [Line Items]
Redemption price					$ 575,000
Series A-1 preferred shares issued | shares					575							0				0						0		0
Series A-1 preferred shares outstanding | shares					575							0				0						0		0
Common Stock [Member]
Loss Contingencies [Line Items]
Non refundable stock fee shares | shares																				9,778	4,444			976,372	293
Number of shares issued, value																				$ 1				$ 97
Common stock, par value | $ / shares												$ 0.0001												$ 0.0001
Conversion of series A common stock | shares																240,000	929,255	532,100						293,184
Common Stock [Member] | Series A Preferred Stock [Member]
Loss Contingencies [Line Items]
Non refundable stock fee shares | shares																								10,166
Conversion of series A common stock | shares																								551
Redeemed shares | shares													576
Redemption price													$ 663,740
Series A-1 Preferred Shares [Member]
Loss Contingencies [Line Items]
Fee payable																											$ 100,000
Maxim Group LLC [Member]
Loss Contingencies [Line Items]
Non refundable stock fee shares | shares				25,000
Non refundable stock fee shares | shares		125,000	25,000	25,000
Fee of closing transaction			$ 500,000	$ 500,000
Break up fee				25.00%
Stock based compensation				$ 95,000
Maxim Group LLC [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Non refundable stock fee shares | shares																						150,000
Lease Agreement [Member]
Loss Contingencies [Line Items]
Operating lease description															the Company entered into a leasing arrangement with a third party for an aircraft to be used in the Company’s operations. The lease term is for 60 months, expiring November 2026, and requires monthly lease payments. At any time during the lease term, the Company has the option to purchase the aircraft from the lessor at the aircraft’s fair market value at that time.
Liquidity reserve															$ 500,000
Liquidity reserve															690,000
Lease Agreement [Member] | Maintenance [Member]
Loss Contingencies [Line Items]
Liquidity reserve															$ 690,000
Share Purchase Agreement [Member]
Loss Contingencies [Line Items]
Sale of stock value											$ 40,000,000													$ 40,000,000
Non refundable stock fee shares | shares																						0	14,222	58,447
Number of shares issued, value																							$ 1,700,000	$ 2,500,000
Purchase of warrants | shares											9,686	9,686												9,686
Exercise price warrants | $ / shares											$ 1,935	$ 1,935.00				$ 9.07						$ 9.07		$ 1,935.00
Warrants and rights outstanding term											3 years	3 years												3 years
Common stock conversion date | Integer											10													10
Commitment fee																								$ 800,000
Share Purchase Agreement [Member] | Series B Preferred Stock [Member]
Loss Contingencies [Line Items]
Exercise price warrants | $ / shares												$ 14.12												$ 14.12
Share Purchase Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Non refundable stock fee shares | shares																								36,886
Registration Rights Agreement [Member]
Loss Contingencies [Line Items]
Debt instrument periodic payment								$ 10,000
Fee payable								$ 300,000				$ 300,000				$ 300,000						$ 300,000		$ 300,000	$ 300,000
Warrant Amendment Agreement [Member]
Loss Contingencies [Line Items]
Ownership percentage								4.99%
Warrant Amendment Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Common stock outstanding percentage								4.99%
Textron Aircraft Purchase Agreement [Member]
Loss Contingencies [Line Items]
Aggregate purchase price					$ 40,500,000
Deposits					2,400,000
Textron Aircraft Purchase Agreement [Member] | 2025 [Member]
Loss Contingencies [Line Items]
Deposits					$ 3,200,000
Contribution Agreement [Member]
Loss Contingencies [Line Items]
Contribution payments	$ 20,000,000
Contribution equity interest percentage description	Pursuant to the Contribution Agreement, the Company will contribute up to an aggregate $20 million to Convergence Compute in five tranches, with the obligation to deliver each tranche tied to specific project development milestones identified in the Contribution Agreement. Consensus Core will contribute 100% of the equity interests of the Midwest data center project to Convergence Compute at the second closing under the Contribution Agreement and will contribute 100% of the equity interests of the Maritime data center project to Convergence Compute at the third closing under the Contribution Agreement. In consideration for such contributions, the Company and Consensus Core will each receive a 17.5% equity interest in the Midwest project upon the second closing and a 17.5% equity interest in the Maritime project upon the third closing. The Company will also receive an additional 0.5% equity interest in Convergence Compute upon each additional closing, for an aggregate equity interest of up to 2.5% if all five tranches are consummated.
Contribution Agreement [Member] | Convergence Compute L L C [Member]
Loss Contingencies [Line Items]
Ownership percentage	0.50%
Contribution Agreement [Member] | Convergence Compute L L C [Member]
Loss Contingencies [Line Items]
Contribution payments	$ 300,000
Forward Purchase Agreement [Member]
Loss Contingencies [Line Items]
Non refundable stock fee shares | shares										2,949
Number of shares issued, value										$ 6,805,651
Number of shares issued | shares										5,275
Prepayment fee										$ 1,250,000
Seller ownership to outstanding common stock										100.00%
Proceeds from sales of future shortfall paid to counterparty, percentage										100.00%
Purchase of shares | shares										222
Number of shares as per agreement | shares										3,828
Recycled shares | shares										2,727
Additional shares purchase | shares										1,101
Business combination										$ 7,400,000
Reduction in remaining number of recycled shares | shares														1,318
Increase in number of shares issued | shares														4,421
Settlement price per share | $ / shares																								$ 450
Forward Purchase Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Common stock, par value | $ / shares										$ 0.0001
Forward Purchase Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Non refundable stock fee shares | shares														1,222
Forward Purchase Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Seller ownership to outstanding common stock																								9.90%
FPA Funding Amount PIPE Subscription Agreement [Member]
Loss Contingencies [Line Items]
Non refundable stock fee shares | shares										1,101
share price per share | $ / shares										$ 2,250.00
Number of shares issued | shares										5,275				2,436
Future shortfall amount														$ 550,000
Reduction in prepayment shortfall														$ 1,175,000
Maxim Settlement Agreement [Member]
Loss Contingencies [Line Items]
Non refundable stock fee shares | shares									1,200
Gross proceeds									$ 10,000,000.0
Percentage of proceeds used for redeem of preferred shares									15.00%
Maxim Settlement Agreement [Member] | Series A Preferred Stock [Member]
Loss Contingencies [Line Items]
Non refundable stock fee shares | shares									1,127
Number of shares issued, value									$ 1,127,000
Sponsor Settlement Agreement [Member] | Sponsor [Member]
Loss Contingencies [Line Items]
Gross proceeds									$ 10,000,000.0
Percentage of proceeds used for redeem of preferred shares									15.00%
Sponsor Settlement Agreement [Member] | Sponsor [Member] | Promissory Note [Member]
Loss Contingencies [Line Items]
Debt instrument face amount																												$ 575,000
Sponsor Settlement Agreement [Member] | Series A-1 Preferred Shares [Member]
Loss Contingencies [Line Items]
Non refundable stock fee shares | shares									575
Sunpeak Settlement Agreement [Member]
Loss Contingencies [Line Items]
Non refundable stock fee shares | shares							444																	162,481
Number of shares issued, value																								$ 2,100,000
Claims for shares of common stock							$ 2,100,000
Stock based compensation							$ 33,800